Taxes - Schedule of Taxes Payable (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income tax payable	$ 1,332,471	$ 850,834
Value added tax payable	4,223,819	3,463,146
Other taxes	132,496	88,645
Total taxes payable	$ 5,688,786	$ 4,402,625